Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 97.3%		Par	Value
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042		$890,000	$900,605

Arizona - 2.5%
Arizona Industrial Development Authority, 4.00%, 07/01/2041		1,920,000	1,715,843
Peoria Arizona, 2.00%, 07/15/2038		3,375,000	2,602,828
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036		3,280,000	3,314,549
			7,633,220

California - 16.4%
California Community Choice Financing Authority
Series A, 5.00%, 01/01/2056 (a)		5,000,000	5,359,047
Series B2, 3.34% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052		5,900,000	5,558,221
Series D, 5.50%, 05/01/2054 (a)		5,000,000	5,340,460
Series E1, 5.00%, 09/01/2029		3,805,000	4,069,371
Series H, 5.00%, 01/01/2056 (a)		5,000,000	5,581,712
California Earthquake Authority, 5.60%, 07/01/2027		10,885,000	11,029,207
California Municipal Finance Authority
5.00%, 11/01/2029 (b)		1,020,000	1,043,761
5.00%, 11/01/2049 (b)		1,575,000	1,410,883
California School Finance Authority, 5.00%, 07/01/2037 (b)		1,180,000	1,196,757
Los Angeles Department of Water & Power, 1.40%, 07/01/2051 (a)		5,000,000	5,000,000
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056 (a)		4,000,000	4,594,109
			50,183,528

Colorado - 3.8%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031		3,000,000	3,070,243
Colorado Health Facilities Authority, 4.00%, 12/01/2040		3,500,000	3,280,075
Colorado Housing and Finance Authority, 5.75%, 11/01/2053		5,020,000	5,380,385
			11,730,703

District of Columbia - 0.8%
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026 (a)		2,500,000	2,507,761

Florida - 3.2%
Florida Development Finance Corp., 5.25%, 07/01/2047		5,500,000	5,416,707
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039		4,455,000	4,457,221
			9,873,928

Georgia - 3.1%
Atlanta Georgia Department of Aviation, 5.25%, 07/01/2041		3,750,000	4,043,659
Cartersville Georgia, 2.00%, 10/01/2039		3,195,000	2,356,148
Decatur Housing Authority, 3.25%, 09/01/2028 (a)		2,250,000	2,268,040
Development Authority for Fulton County, 5.00%, 06/01/2029		700,000	761,965
			9,429,812

Illinois - 6.8%
Chicago Illinois Park District
Series C, 4.00%, 01/01/2036		1,000,000	995,193
Series D, 4.00%, 01/01/2036		2,930,000	2,934,719
Series F2, 4.00%, 01/01/2034		1,425,000	1,441,968
Du Page County Illinois, 3.00%, 05/15/2047		7,495,000	5,490,117
Illinois Finance Authority
4.04% (SOFR + 1.15%), 11/01/2034		2,500,000	2,498,387
4.80%, 12/01/2043 (a)(b)		2,000,000	2,054,376
4.13%, 12/01/2050 (a)(b)		2,500,000	2,480,264
Illinois Housing Development Authority, 4.85%, 10/01/2042		2,700,000	2,771,422
			20,666,446

Indiana - 3.2%
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026 (a)		4,452,000	4,452,000
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2049		5,050,000	5,209,866
			9,661,866

Iowa - 1.5%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038		1,805,000	1,302,612
2.00%, 06/01/2039		2,555,000	1,773,778
Iowa Finance Authority, 3.88%, 01/01/2042 (a)		1,655,000	1,652,175
			4,728,565

Louisiana - 0.7%
Louisiana Housing Corp., 5.00%, 11/01/2026 (a)		2,300,000	2,303,508

Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038		1,500,000	1,497,847

Maryland - 5.6%
Baltimore County Maryland
4.00%, 01/01/2039		1,000,000	970,347
4.00%, 01/01/2040		1,525,000	1,448,620
Maryland Community Development Administration, 2.41%, 07/01/2043		2,496,058	1,750,592
Maryland Economic Development Corp., 4.00%, 07/01/2040		1,275,000	1,187,334
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2038		10,000,000	10,004,593
2.70%, 07/01/2041 (a)		1,800,000	1,800,000
			17,161,486

Massachusetts - 0.3%
Massachusetts Development Finance Agency, 3.49% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (b)		1,000,000	999,970

Michigan - 0.3%
Wayne County Airport Authority, 5.75%, 12/01/2050		750,000	816,222

Missouri - 1.1%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038		2,821,185	2,182,828
North Kansas City School District No 74, 2.00%, 03/01/2036		1,500,000	1,209,763
			3,392,591

Montana - 0.3%
Montana Board of Housing, 4.90%, 12/01/2042		1,000,000	1,034,834

New Hampshire - 0.6%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047		1,800,000	1,813,166

New Jersey - 0.6%
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026		1,765,000	1,725,730

New York - 12.0%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051		750,000	686,361
Build NYC Resource Corp., 5.00%, 09/01/2030		1,200,000	1,314,499
Metropolitan Transportation Authority, 5.00%, 11/15/2030		1,885,000	1,932,769
New York City Municipal Water Finance Authority, 2.50%, 06/15/2033 (a)		1,240,000	1,240,000
New York City New York Housing Development Corp., 2.60%, 11/01/2034		1,970,000	1,788,984
New York Energy Finance Development Corp., 5.00%, 07/01/2056 (a)		5,000,000	5,346,359
New York Liberty Development Corp., 3.13%, 09/15/2050		11,000,000	8,203,730
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043		3,000,000	3,019,123
New York State Dormitory Authority
5.25%, 05/01/2040		1,205,000	1,261,829
5.50%, 05/01/2049		750,000	768,586
New York State Housing Finance Agency, 1.65%, 05/15/2039		1,173,557	974,607
New York Transportation Development Corp.
5.00%, 07/01/2041		5,000,000	4,999,744
5.25%, 12/31/2054		5,000,000	5,097,540
			36,634,131

North Carolina - 1.5%
North Carolina Housing Finance Agency, 3.20%, 07/01/2056 (a)		4,700,000	4,700,260

North Dakota - 1.9%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043		5,660,000	5,682,862

Ohio - 0.3%
American Municipal Power, Inc., 5.00%, 02/15/2036		1,000,000	1,048,651

Oregon - 0.4%
Port of Portland OR Airport Revenue, 5.00%, 07/01/2042		1,305,000	1,310,742

Pennsylvania - 3.1%
Allegheny County Pennsylvania Hospital Development Authority, 3.47% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026		1,750,000	1,739,071
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042		2,380,000	2,393,342
Lancaster Municipal Authority, 5.00%, 05/01/2044		1,200,000	1,207,891
Lehigh County Pennsylvania, 3.99% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038		4,070,000	4,016,514
			9,356,818

Rhode Island - 1.1%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054 (a)		3,300,000	3,311,241

South Carolina - 2.3%
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037		4,585,000	3,528,664
1.88%, 03/01/2038		4,675,000	3,474,640
			7,003,304

Tennessee - 2.0%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027 (a)		6,000,000	6,091,317

Texas - 7.1%
Alvin Independent School District/TX, 3.00%, 02/15/2039		2,850,000	2,508,211
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039		225,000	243,389
4.00%, 06/15/2044		400,000	383,132
4.00%, 06/15/2049		270,000	246,328
4.13%, 06/15/2054		460,000	422,593
Austin Texas
7.88%, 09/01/2026		500,000	508,196
4.25%, 11/01/2032 (b)		470,000	470,194
5.00%, 11/01/2044 (b)		1,126,000	1,081,373
5.25%, 11/01/2053 (b)		750,000	719,805
Clifton Texas Higher Education Finance Corp.
5.00%, 02/15/2036		5,000,000	5,530,820
4.00%, 04/01/2040		5,000	4,852
Houston Texas Combined Utility System Revenue, 3.12% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034		2,000,000	2,000,000
Northside Independent School District, 3.55%, 06/01/2050 (a)		7,500,000	7,608,204
			21,727,097

Utah - 3.1%
Utah Housing Corp.
3.63%, 02/01/2026		1,957,000	1,960,805
3.00%, 01/21/2052		1,639,989	1,424,405
4.50%, 06/21/2052		3,996,903	3,941,597
5.00%, 10/21/2052		2,072,794	2,111,178
			9,437,985

Virginia - 3.7%
Harrisonburg Virginia, 1.88%, 07/15/2038		4,150,000	3,047,944
Newport News Economic Development Authority, 5.00%, 12/01/2038		6,000,000	6,004,641
Virginia Small Business Financing Authority, 4.00%, 01/01/2036		2,250,000	2,256,927
			11,309,512

Wisconsin - 7.2%
Calumet County Wisconsin
1.75%, 12/01/2037		1,035,000	732,572
1.88%, 12/01/2038		1,320,000	911,617
1.88%, 12/01/2039		2,650,000	1,757,356
New Glarus School District, 2.00%, 04/01/2039		1,510,000	1,089,931
Public Finance Authority
5.00%, 06/01/2030		750,000	787,351
5.00%, 06/01/2035		1,100,000	1,165,204
4.00%, 08/01/2059		3,719,745	3,732,837
4.75%, 08/01/2059 (a)(b)		5,000,000	4,986,275
Westosha Wisconsin Central High School District
2.00%, 03/01/2038		1,000,000	745,101
2.00%, 03/01/2039		1,500,000	1,088,643
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)		5,000,000	5,077,787
			22,074,674
TOTAL MUNICIPAL BONDS (Cost $300,837,804)			297,750,382

SHORT-TERM INVESTMENTS - 1.7%		Shares	Value
Money Market Funds – 1.7% First American Government Obligations Fund - Class Z, 4.01%(c)		5,056,196	5,056,196
TOTAL SHORT-TERM INVESTMENTS (Cost $5,056,196)			5,056,196

TOTAL INVESTMENTS - 99.0% (Cost $305,894,000)			302,806,578
Other Assets in Excess of Liabilities - 1.0%			2,913,320
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$305,719,898
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Tax-Exempt Sustainable Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$297,750,382	$–	$297,750,382
Money Market Funds	5,056,196	–	–	5,056,196
Total Investments	$5,056,196	$297,750,382	$–	$302,806,578

Refer to the Schedule of Investments for further disaggregation of investment categories.